Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) - Navios Logistics - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Feb. 28, 2017
Undeveloped land located in Port Murtinho region, Brazil
Property Plant And Equipment [Line Items]
Area of land (in hectares)	3.5 hectares
Payments to acquire land	$ 1,207
Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price		$ 1,109